Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 – SUBSEQUENT EVENTS

In April 2013 the Company borrowed $42,500 from an unrelated third party entity in the form of a convertible note. The note bears interest at a rate of 8.0 percent per annum, with principal and interest due one year from issuance. The principal balance of the note along with accrued interest is convertible after 180 days, at the option of the note holder, into the Company’s common stock at a 58 percent of the current market price. The current market price is defined as the average of the lowest three trading prices for the Common Stock during the ten day period on the latest complete trading day prior to the conversion date.

NOTE 12 – SUBSEQUENT EVENTS

On January 9, 2013 the Company issued 100,000 shares of common stock for prepaid services.

On February 6, 2013 the Company issued 227,500 restricted shares of common stock for services.

On February 6, 2013 the Company issued 15,000 restricted shares of common stock for acreage contribution.

On January 23, 2013 the Company entered into an agreement in which a related party transferred a $20,000 bond to the Company.

Subsequent to December 31, 2012 the Company borrowed $53,000 from an unrelated third party entity in the form of a convertible note. The note bears interest at a rate of 8.0 percent per annum, with principal and interest due one year from issuance. The principal balance of the note along with accrued interest is convertible after 180 days, at the option of the note holder, into the Company’s common stock at a 58 percent of the current market price. The current market price is defined as the average of the lowest three trading prices for the Common Stock during the ten day period on the latest complete trading day prior to the conversion date.

Subsequent to December 31, 2012 pursuant to a convertible debenture offering the Company borrowed $83,000. The convertible notes accrue interest at 8% per annum, with principal and interest due two years from issuance. The notes carry a default interest rate of 12% per annum. The notes are exercisable for two years from the issue date into shares of the Company’s common stock at a price of $1 per share.

Subsequent to December 31, 2012 the Company made payments on related party advances of $35,500.